UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2010	(1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG Essex Large Cap Growth Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks—100.5%
Consumer Discretionary—10.9%
Amazon.com, Inc.*	1,660		$225,312
Harman International Industries, Inc.	4,669		218,416
Johnson Controls, Inc.	5,920		195,301
Kohl’s Corp.*	5,190		284,308
McDonald’s Corp.	3,347		223,312
Omnicom Group, Inc.	3,810		147,866
TJX Cos., Inc., The	7,271		309,163
Total Consumer Discretionary			1,603,678
Consumer Staples—4.6%
Costco Wholesale Corp.	3,704		221,166
PepsiCo, Inc.	4,552		301,160
Wal-Mart Stores, Inc.	2,646		147,118
Total Consumer Staples			669,444
Energy—8.7%
Anadarko Petroleum Corp.	5,421		394,811
Halliburton Co.	7,557		227,693
Occidental Petroleum Corp.	1,813		153,271
Range Resources Corp.	2,443		114,503
Southwestern Energy Co.*	3,891		158,442
Tenaris, S.A.	5,236	[2]	224,834
Total Energy			1,273,554
Financials—8.8%
Ameriprise Financial, Inc.	5,530		250,841
Fifth Third Bancorp	15,532		211,080
Goldman Sachs Group, Inc.	1,310		223,525
JPMorgan Chase & Co.	4,340		194,215
NYSE Euronext	6,336		187,609
State Street Corp.	4,964		224,075
Total Financials			1,291,345
Health Care—13.1%
Amgen, Inc.*	2,414		144,261
Baxter International, Inc.	4,911		285,820
Celgene Corp.*	5,460		338,302
Gilead Sciences, Inc.*	4,913		223,443
Human Genome Sciences, Inc.*	7,326		221,245
Illumina, Inc.*	2,878		111,954
Medco Health Solutions, Inc.*	2,351		151,781
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,112		259,385
Vertex Pharmaceuticals, Inc.*	4,710		192,498
Total Health Care			1,928,689
Industrials—14.4%
3M Co.	2,302		192,378
Aecom Technology Corp.*	8,165		231,641

Managers AMG Essex Large Cap Growth Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials—14.4% (continued)
BE Aerospace, Inc.*	5,607	$170,733
Cummins, Inc.	3,035	188,018
FedEx Corp.	3,371	314,851
First Solar, Inc.*	1,533	188,022
Parker Hannifin Corp.	3,724	241,093
Quanta Services, Inc.*	7,881	151,000
Rockwell Automation, Inc.	3,987	224,707
United Technologies Corp.	2,968	218,474
Total Industrials		2,120,917
Information Technology—28.5%
Adobe Systems, Inc.*	5,187	183,464
Apple, Inc.*	2,598	610,348
ASML Holding, N.V.	5,489	194,311
Broadcom Corp., Class A*	5,654	187,600
Cisco Systems, Inc.*	16,064	418,146
CommScope, Inc.*	5,624	157,584
EMC Corp.*	17,681	318,965
Google, Inc.*	1,063	602,732
Marvell Technology Group, Ltd.*	14,741	300,422
Microsoft Corp.	13,990	409,487
Oracle Corp.	9,274	238,249
QUALCOMM, Inc.	5,519	231,743
Salesforce.com, Inc.*	1,867	138,998
Yahoo!, Inc.*	11,240	185,797
Total Information Technology		4,177,846
Materials—9.2%
Allegheny Technologies, Inc.	3,301	178,221
Freeport McMoRan Copper & Gold, Inc., Class B	1,862	155,551
Goldcorp, Inc.	6,893	256,557
Mosaic Co., The	4,671	283,857
Potash Corp. of Saskatchewan, Inc.	2,607	311,145
Walter Industries, Inc.	1,754	161,842
Total Materials		1,347,173
Telecommunication Services—2.3%
NII Holdings, Inc., Class B*	8,273	344,653
Total Common Stocks (cost $11,825,445)		14,757,299
Short-Term Investments—2.7% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,3	4,000	4,000
BNY Institutional Cash Reserves Fund, Series B*[3,8]	119,396	27,461
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	372,160	372,160
Total Short-Term Investments (cost $495,556)		403,621
Total Investments—103.2% (cost $12,321,001)		15,160,920
Other Assets, less Liabilities—(3.2)%		(474,478)
Net Assets—100.0%		$14,686,442

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks—98.8%
Consumer Discretionary—21.1%
99 Cents Only Stores*	136,079		$2,218,088
Aaron Rents, Inc.	7,349	[2]	245,016
Aeropostale, Inc.*	9,650		278,210
American Public Education, Inc.*	8,900		414,740
America’s Car-Mart, Inc.*	85,910		2,072,149
Ameristar Casinos, Inc.	3,914		71,313
ArvinMeritor, Inc.*	25,600		341,760
Bally Technologies, Inc.*	6,084		246,645
BJ’s Restaurants, Inc.*	18,463	[2]	430,188
Bridgepoint Education, Inc.*	19,910		489,388
Capella Education Co.*	9,129		847,536
Carter’s, Inc.*	39,375		1,187,156
Cheesecake Factory, Inc., The*	44,200		1,196,052
Chico’s FAS, Inc.*	232,661		3,354,972
Chipotle Mexican Grill, Inc.*	8,962		1,009,749
Citi Trends, Inc.*	12,100		392,524
Collective Brands, Inc.*	14,892		338,644
Cooper Tire & Rubber Co.	17,100		325,242
Corinthian Colleges, Inc.*	29,340	[2]	516,091
Cracker Barrel Old Country Store, Inc.	6,800		315,384
Deckers Outdoor Corp.*	13,907		1,919,166
Deer Consumer Products, Inc.*	33,900		411,546
Dick’s Sporting Goods, Inc.*	11,318		295,513
DineEquity, Inc.*	7,933		313,591
Fossil, Inc.*	40,714		1,536,546
Fuel Systems Solutions, Inc.*	3,200		102,272
Gymboree Corp.*	43,420		2,241,775
Hibbett Sports, Inc.*	13,599		347,862
HSN, Inc.*	13,141		386,871
IMAX Corp.*	51,700	[2]	930,083
J. Crew Group, Inc.*	21,160		971,244
Jo-Ann Stores, Inc.*	7,200		302,256
Jos. A. Bank Clothiers, Inc.*	16,006		874,728
K12, Inc.*	13,579		301,590
Liz Claiborne, Inc.*	168,440		1,251,509
Lululemon Athletica, Inc.*	17,463	[2]	724,714
Lumber Liquidators Holdings, Inc.*	17,716		472,486
National Presto Industries, Inc.	875		104,046
Netflix, Inc.*	9,873	[2]	728,035
NutriSystem, Inc.	13,700	[2]	243,997
Overstock.com, Inc.*	12,500		203,125
Oxford Industries, Inc.	13,500		274,455
P.F. Chang’s China Bistro, Inc.*	20,690	[2]	913,050

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Discretionary—21.1% (continued)
Pacific Sunwear of California, Inc.*	195,340		$1,037,255
Panera Bread Co., Class A*	11,050		845,214
Polaris Industries, Inc.	16,085		822,909
Rue21, Inc.*	19,294		668,923
Sotheby’s	28,457		884,728
Steven Madden, Ltd.*	80,010		3,904,488
Tempur-Pedic International, Inc.*	44,753		1,349,750
Timberland Co.*	18,379		392,208
Tractor Supply Co.*	5,700		330,885
Tupperware Brands Corp.	27,297		1,316,261
Ulta Salon, Cosmetics & Fragrance, Inc.*	45,820		1,036,448
Universal Technical Institute, Inc.*	10,700		244,174
Valassis Communications, Inc.*	16,934		471,273
Warnaco Group, Inc., The*	12,391		591,175
Westport Innovations, Inc.*	37,060		610,749
WMS Industries, Inc.*	2,700		113,238
Zumiez, Inc.*	21,600	[2]	442,584
Total Consumer Discretionary			47,203,569
Consumer Staples—3.0%
American Italian Pasta Co.*	9,200		357,604
Boston Beer Co., Inc.*	5,341		279,121
Calavo Growers, Inc.	6,825		124,488
Cal-Maine Foods, Inc.	6,725		227,910
Casey’s General Stores, Inc.	22,324		700,974
Green Mountain Coffee Roasters, Inc.*	5,000		484,100
Lancaster Colony Corp.	17,598		1,037,578
Nu Skin Enterprises, Inc., Class A	42,258		1,229,708
Prestige Brands Holdings, Inc.*	32,500		292,500
Revlon, Inc., Class A*	10,416		154,678
Sanderson Farms, Inc.	743		39,832
TreeHouse Foods, Inc.*	38,890		1,706,104
Total Consumer Staples			6,634,597
Energy—4.5%
Arena Resources, Inc.*	12,297		410,720
Brigham Exploration Co.*	21,900		349,305
Cal Dive International, Inc.*	23,500		172,255
CARBO Ceramics, Inc.	28,475		1,775,132
Carrizo Oil & Gas, Inc.*	9,656		221,605
Clean Energy Fuels Corp.*	32,487	[2]	740,054
EXCO Resources, Inc.	81,665		1,501,002
Gulfport Energy Corp.*	31,400		352,936
ION Geophysical Corp.*	46,900		230,748
Lufkin Industries, Inc.	6,768		535,687
Rosetta Resources, Inc.*	103,280		2,432,244

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy—4.5% (continued)
RPC, Inc.	21,103		$234,876
Superior Energy Services, Inc.*	40,490		851,100
W&T Offshore, Inc.	1,535	[2]	12,894
World Fuel Services Corp.	11,000		293,040
Total Energy			10,113,598
Financials—7.9%
Altisource Portfolio Solutions S.A.*	22,100		495,040
BOK Financial Corp.	51,240	[2]	2,687,026
Calamos Asset Management, Inc., Class A	36,222		519,423
CNinsure, Inc., ADR*	9,000		239,490
Cohen & Steers, Inc.	9,569	[2]	238,842
Financial Engines, Inc.*	46,100		779,090
First Cash Financial Services, Inc.*	3,089		66,630
Horace Mann Educators Corp.	23,100		347,886
Iberia Bank Corp.	34,730		2,084,147
Pinnacle Financial Partners, Inc.*	67,600		1,021,436
Portfolio Recovery Associates, Inc.*	10,700		587,109
PrivateBancorp, Inc.	83,560		1,144,772
Prosperity Bancshares, Inc.	9,800		401,800
PS Business Parks, Inc.	5,600		299,040
SCBT Financial Corp.	21,198		785,174
Signature Bank*	39,930		1,479,406
Stifel Financial Corp.*	6,600		354,750
SVB Financial Group*	16,434		766,810
Texas Capital Bancshares, Inc.*	126,850		2,408,882
World Acceptance Corp.*	27,707		999,669
Total Financials			17,706,422
Health Care —19.7%
Acorda Therapeutics, Inc.*	25,689		878,564
Alexion Pharmaceuticals, Inc.*	14,106		766,943
Align Technology, Inc.*	40,147		776,443
Allos Therapeutics, Inc.*	36,000	[2]	267,480
Amedisys, Inc.*	62,407	[2]	3,446,115
American Medical Systems Holdings, Inc.*	61,450		1,141,741
AMERIGROUP Corp.*	16,003		531,940
AMN Healthcare Services, Inc.*	35,100		308,880
Ariad Pharmaceuticals, Inc.*	97,874	[2]	332,772
Arqule, Inc.*	38,700		222,912
athenahealth, Inc.*	27,123	[2]	991,617
Auxilium Pharmaceuticals, Inc.*	14,500		451,820
BioMarin Pharmaceutical, Inc.*	6,600		154,242
Bio-Reference Laboratories, Inc.*	5,300		233,041
BioScrip, Inc.*	105,560		842,369
Cantel Medical Corp.	13,200		262,020

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care—19.7% (continued)
Catalyst Health Solutions, Inc.*	21,240		$878,911
Chemed Corp.	2,825		153,624
Conceptus, Inc.*	23,979		478,621
Cyberonics, Inc.*	11,446		219,305
DexCom, Inc.*	70,891		689,769
Emergency Medical Services Corp., Class A*	9,300		525,915
Endologix, Inc.*	74,724		301,885
Eurand N.V.*	11,000		124,080
ev3, Inc.*	38,700		613,782
Exelixis, Inc.*	33,900		205,773
Gentiva Health Services, Inc.*	32,411		916,583
HMS Holdings Corp.*	57,223		2,917,801
Human Genome Sciences, Inc.*	29,200		881,840
ICON PLC, Sponsored ADR*	42,185		1,113,684
Incyte Genomics, Inc.*	44,200	[2]	617,032
Insulet Corp.*	48,600		733,374
Integra LifeSciences Holdings Corp.*	925		40,543
InterMune, Inc.*	13,200		588,324
Invacare Corp.	16,034		425,542
IPC The Hospitalist Co., Inc.*	46,620		1,636,828
Kensey Nash Corp.*	10,120		238,731
LHC Group, Inc.*	32,349		1,084,662
Masimo Corp.	5,500		146,025
MedAssets, Inc.*	37,000		777,000
Medicis Pharmaceutical Corp., Class A	17,500		440,300
Novavax, Inc.*	54,200		125,202
NuVasive, Inc.*	53,230	[2]	2,405,996
Odyssey HealthCare, Inc.*	22,500		407,475
PAREXEL International Corp.*	12,998		302,983
PDL BioPharma, Inc.	33,700		209,277
Pharmerica Corp.*	1,299		23,668
Providence Service Corp.*	17,300		262,787
Psychiatric Solutions, Inc.*	7,929		236,284
Regeneron Pharmaceuticals, Inc.*	25,048		663,522
RehabCare Group, Inc.*	35,300		962,631
Salix Pharmaceuticals, Ltd.*	18,570		691,732
Savient Pharmaceuticals, Inc.*	9,700		140,165
Sirona Dental Systems, Inc.*	24,772		942,079
Somanetics Corp.*	5,800		111,012
Steris Corp.	33,544		1,129,091
SXC Health Solutions Corp.*	58,479		3,934,467
Thoratec Corp.*	20,198		675,623
United Therapeutics Corp.*	5,900		326,447
Valeant Pharmaceuticals International*	12,300		527,793

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care—19.7% (continued)
Viropharma, Inc.*	43,701		$595,645
Volcano Corp.*	36,700		886,672
Total Health Care			43,919,384
Industrials—10.4%
Acuity Brands, Inc.	14,197		599,255
Allegiant Travel Co.*	7,500	[2]	433,950
American Science & Engineering, Inc.	4,984		373,401
Avis Budget Group, Inc.*	14,152		162,748
BE Aerospace, Inc.*	78,822		2,400,130
Beacon Roofing Supply, Inc.*	21,272		406,933
Chart Industries, Inc.*	20,114		402,280
China Valves Technology, Inc.*	43,200	[2]	562,032
Copa Holdings, S.A., Class A*	11,968		727,654
Copart, Inc.*	19,770		703,812
Corporate Executive Board Co.	7,177		190,836
Cubic Corp.	6,900		248,400
Deluxe Corp.	40,108		778,897
DigitalGlobe, Inc.*	16,098		449,939
DynCorp International, Inc.*	6,658		76,500
EMCOR Group, Inc.*	10,800		266,004
EnerNOC, Inc.*	5,389		159,946
EnerSys*	106,570		2,628,016
Geo Group, Inc., The*	45,790		907,558
GrafTech International, Ltd.*	3,841		52,506
Graham Corp.	15,500		278,845
Harbin Electric, Inc.*	33,560		724,560
HEICO Corp.	8,012	[2]	413,099
HNI Corp.	11,095		295,460
Hub Group, Inc.*	29,950		838,001
Kforce, Inc.*	39,500		600,795
Middleby Corp., The*	7,800		449,202
Nordson Corp.	18,305		1,243,276
Orion Marine Group, Inc.*	15,685		283,114
Powell Industries, Inc.*	6,185		201,198
Quanex Building Products Corp.	10,829		179,003
RBC Bearings, Inc.*	6,300		200,781
Simpson Manufacturing Co., Inc.	9,703	[2]	269,355
Tennant Co.	9,600		262,944
Towers Watson & Co., Class A	5,700		270,750
Triumph Group, Inc.	12,740		892,947
UTi Worldwide, Inc.*	77,690		1,190,211
Wabtec Corp.	39,980		1,683,958
Woodward Governor Co.	9,867		315,547
Total Industrials			23,123,843

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology—28.9%
Acme Packet, Inc.*	21,600		$416,448
Acxiom Corp.	15,957		286,269
Amkor Technology, Inc.*	118,925	[2]	840,800
Ancestry.com, Inc.*	17,482		296,320
Arcsight, Inc.*	62,643		1,763,400
Ariba, Inc.*	161,454		2,074,684
Aruba Networks, Inc.*	225,240		3,076,778
Atheros Communications, Inc.*	61,050		2,363,246
Benchmark Electronics, Inc.*	16,900		350,506
Blue Coat Systems, Inc.*	18,595		577,189
Brightpoint, Inc.*	33,700		253,761
CACI International, Inc., Class A*	16,504		806,220
Cavium Networks, Inc.*	45,108		1,121,385
Ceragon Networks, Ltd.*	23,800		259,896
Ceva, Inc.*	73,090		852,229
Concur Technologies, Inc.*	3,500		143,535
Constant Contact, Inc.*	32,084		744,990
CSG Systems International, Inc.*	61,988		1,299,268
CTS Corp.	33,700		317,454
CyberSource Corp.*	21,690		382,612
Emulex Corp.*	26,077		346,303
Euronet Worldwide, Inc.*	10,800		199,044
FARO Technologies, Inc.*	12,818		330,064
Fortinet, Inc.*	21,744	[2]	382,260
Global Cash Access Holdings, Inc.*	5,321		43,473
GSI Commerce, Inc.*	8,900		246,263
Hittite Microwave Corp.*	3,035		133,449
Hollysys Automation Technologies, Ltd.*	25,300	[2]	291,203
Informatica Corp.*	91,114		2,447,322
InterDigital, Inc.*	24,863		692,683
Intersil Corp., Class A	102,960		1,519,690
IPG Photonics Corp.*	32,873		486,520
Ixia*	93,520		866,930
J2 Global Communications, Inc.*	7,585		177,489
LogMeIn, Inc.*	22,000		455,180
Manhattan Associates, Inc.*	10,600		270,088
MAXIMUS, Inc.	4,600		280,278
MaxLinear, Inc., Class A*	3,800		67,450
Maxwell Technologies, Inc.*	14,600		180,894
MercadoLibre, Inc.*	5,600		269,976
Meru Networks, Inc.*	4,700		90,099
MicroStrategy, Inc.*	8,378		712,716
NCI, Inc., Class A*	42,850		1,295,356

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology—28.9% (continued)
Net 1 UEPS Technologies, Inc.*	12,600		$231,714
Netezza Corp.*	64,199		821,105
Netgear, Inc.*	13,400		349,740
NetLogic Microsystems, Inc.*	110,550		3,253,486
OpenTable, Inc.*	25,700	[2]	979,941
Oplink Communications, Inc.*	15,300		283,662
OSI Systems, Inc.*	41,316		1,158,914
Pegasystems, Inc.	1,347		49,839
Plantronics, Inc.	42,150		1,318,452
Plexus Corp.*	7,600		273,828
PMC-Sierra, Inc.*	10,852		96,800
Power Integrations, Inc.	22,312		919,254
Progress Software Corp.*	3,519		110,602
QLogic Corp.*	78,362		1,590,749
QuinStreet, Inc.*	33,220		565,072
RF Micro Devices, Inc.*	55,400		275,892
Riverbed Technology, Inc.*	20,373		578,593
Rovi Corp.*	102,920		3,821,420
S1 Corp.*	39,878		235,280
ScanSource, Inc.*	10,418		299,830
Silicon Laboratories, Inc.*	11,300		538,671
Skyworks Solutions, Inc.*	83,960		1,309,776
SolarWinds, Inc.*	32,827		711,033
Solera Holdings, Inc.	18,924		731,413
SS&C Technologies Holdings, Inc.*	28,200		425,256
Stratasys, Inc.*	16,895		411,900
SuccessFactors, Inc.*	54,600		1,039,584
Sybase, Inc.*	10,400		484,848
Synaptics, Inc.*	2,474		68,307
Synchronoss Technologies, Inc.*	74,291		1,439,017
SYNNEX Corp.*	8,100		239,436
Syntel, Inc.	11,266		433,403
Taleo Corp.*	54,053		1,400,513
TeleTech Holdings, Inc.*	41,860		714,969
Tessera Technologies, Inc.*	661		13,405
TIBCO Software, Inc.*	50,299		542,726
TiVo, Inc.*	16,700		285,904
TNS, Inc.*	15,210		339,183
VanceInfo Technologies, Inc., ADR*	20,300		452,487
Veeco Instruments, Inc.*	42,789		1,861,322
VeriFone Holdings, Inc.*	81,501		1,647,135
Vistaprint N.V.*	9,869		565,000
Volterra Semiconductor Corp.*	5,500		138,050
Wright Express Corp.*	36,751		1,106,940

Managers Special Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology—28.9% (continued)
Zoran Corp.*	27,600	$296,976
Total Information Technology		64,423,147
Materials—3.1%
AK Steel Holding Corp.	90,850	2,076,831
Bway Holding Co.*	10,516	211,372
Chemspec International, Ltd., ADR*	21,708	165,849
Gulf Resources, Inc.*	13,900	161,379
NewMarket Corp.	12,119	1,248,136
PolyOne, Corp.*	33,200	339,968
Rock-Tenn Co., Class A	12,351	562,835
Schnitzer Steel Industries, Inc.	16,920	888,808
Silgan Holdings, Inc.	2,022	121,785
STR Holdings, Inc.*	29,548	694,378
Worthington Industries, Inc.	31,134	538,307
Total Materials		7,009,648
Telecommunication Services - 0.2%
Consolidated Communications Holdings, Inc.	17,500	331,800
Syniverse Holdings, Inc.*	4,961	96,591
Total Telecommunication Services		428,391
Total Common Stocks (cost $164,364,346)		220,562,599
Short-Term Investments—9.2% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,3	11,864,000	11,864,000
BNY Institutional Cash Reserves Fund, Series B*[3,8]	2,499,559	574,899
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	8,108,568	8,108,568
Total Short-Term Investments (cost $22,472,127)		20,547,467
Total Investments—108.0% (cost $186,836,473)		241,110,066
Other Assets, less Liabilities—(8.0)%		(17,761,167)
Net Assets—100. 0%		$223,348,899

Managers International Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks—94.3%
Consumer Discretionary—8.7%
Adidas-Salomon AG (Germany)	8,237		$440,375
Bayerische Motoren Werke AG (Germany)	19,900		918,055
Bridgestone Corp. (Japan)	41,200		705,094
Compass Group PLC (United Kingdom)	90,399		721,672
Cyrela Brazil Realty, S.A. (Brazil)	34,900		408,787
Esprit Holdings Limited (Hong Kong)	61,647		485,848
GOME Electrical Appliances Holdings, Ltd. (Hong Kong)*	1,224,000		410,544
Lagardere (France)	11,700	[2]	472,943
Marks & Spencer Group PLC (United Kingdom)	78,500		441,177
Matsushita Electric Industrial Co., Ltd. (Japan)	50,900		780,350
New World Department Store China, Ltd. (China)	37,000		35,625
Nikon Corp. (Japan)	35,000		765,206
Nissan Motor Co., Ltd. (Japan)*	80,700		693,013
Parkson Retail Group, Ltd. (China)	67,000	[2]	115,569
Pearson PLC (United Kingdom)	60,388		946,709
Persimmon PLC (United Kingdom)*	88,448		626,113
Sony Corp. (Japan)	16,400		628,389
Vivendi Universal, S.A. (France)	33,820		904,370
Total Consumer Discretionary			10,499,839
Consumer Staples—7.1%
British American Tobacco PLC (United Kingdom)	44,798		1,544,430
Carlsberg A/S, Class B (Denmark)	15,291	[2]	1,281,925
Casino Guichard-Perrachon, S.A. (France)	5,000		422,576
Diageo PLC (United Kingdom)	27,566		463,463
Groupe Danone, S.A. (France)	3,952	[2]	238,017
Heineken N.V. (Netherlands)	17,271		887,010
Japan Tobacco, Inc. (Japan)	221		822,749
Koninklijke Ahold, N.V. (Netherlands)	15,580		207,765
Metro AG (Germany)	4,948		293,558
Nestle, S.A., Registered (Switzerland)	4,833		247,653
Seven & i Holdings Co., Ltd. (Japan)	19,000		459,631
Unilever N.V. (Netherlands)	29,845		902,900
Unilever PLC (United Kingdom)	17,300		506,450
Uni-President Enterprises Corp. (Taiwan)	189,098		215,335
Total Consumer Staples			8,493,462
Energy—8.0%
BP PLC (United Kingdom)	170,097		1,609,990
Canadian Natural Resources, Ltd. (Canada)	8,500		629,100
Cenovus Energy, Inc. (Canada)	11,068		289,109
China Shenhua Energy Co., Ltd. (China)	167,500		722,930
CNOOC, Ltd. (Hong Kong)	3,000		495,241
EnCana Corp. (Canada)	10,568		328,803
Nexen, Inc. (Canada)	32,990		816,264

Managers International Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy—8.0% (continued)
OAO Gazprom, Sponsored ADR (Russia)	17,000		$396,610
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	10,000		444,900
Petroplus Holdings AG (Switzerland)*	28,131		523,473
Royal Dutch Shell PLC, Class A (Netherlands)	53,200		1,538,468
Straits Asia Resources, Ltd. (Singapore)*	273,000	[2]	420,523
Suncor Energy, Inc. (Canada)	19,300		627,656
Technip-Coflexip, ADR (France)	10,488	[2]	851,354
Total Energy			9,694,421
Financials—26.5%
Allianz SE (Germany)	10,100		1,264,093
Aviva PLC (United Kingdom)	16,143		94,305
Banco do Brasil, S.A. (Brazil)	45,800		765,931
Banco Santander Central Hispano, S.A. (Spain)	134,216		1,780,253
Banco Santander, S.A. (Brazil)	33,500		412,734
Bank of China, Ltd., Class H (China)	1,551,000		825,021
Bank of East Asia, Ltd. (Hong Kong)	51,790	[2]	190,181
Bank of Yokohama, Ltd., The (Japan)	110,000		539,768
Barclays PLC (United Kingdom)	264,534		1,440,435
BNP Paribas, S.A. (France)	14,410		1,104,483
CapitaLand, Ltd. (Singapore)	184,500		522,370
CapitaMalls Asia, Ltd. (Singapore)	124,000		200,322
Cathay Financial Holding Co., Ltd. (Taiwan)*	168,300		280,982
China Life Insurance Co., Ltd. (China)	58,000		277,942
China Minsheng Banking Corp., Ltd. (China)*	71,000		73,247
China Overseas Land & Investment, Ltd. (Hong Kong)	507,360	[2]	1,143,578
Chinatrust Financial Holding Co., Ltd. (Taiwan)	338,917		192,241
Credit Suisse Group AG (Switzerland)	13,954		718,246
Dai-ichi Mutual Life Insurance Co., The (Japan)	479		717,296
Daiwa House Industry Co., Ltd. (Japan)	29,000		327,788
Daiwa Securities Group, Inc. (Japan)	33,000		173,932
Danske Bank A/S (United States)*	9,700		238,010
DBS Group Holdings, Ltd. (Singapore)	121,500		1,238,785
Deutsche Bank AG (Germany)	13,300		1,020,960
Deutsche Boerse AG (Germany)	4,561		337,461
DnB Holding ASA (Norway)	54,400		622,192
Hana Financial Group, Inc. (South Korea)	7,000		216,964
Hang Lung Group, Ltd. (Hong Kong)	15,900		84,216
Hang Lung Properties, Ltd. (Hong Kong)	41,000		164,971
HDFC Bank, Ltd. (India)	13,395		577,530
Henderson Land Development Co., Ltd. (Hong Kong)	63,000		442,860
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	52,800		879,218
HSBC Holdings PLC (United Kingdom)	124,486		1,261,528
Industrial and Commercial Bank of China, Ltd., Class H (China)	327,000		248,775
Itau Unibanco Banco Holding, S.A. (Brazil)	21,364		467,799

Managers International Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials—26.5% (continued)
KB Financial Group, Inc. (South Korea)	12,125		$583,947
Klepierre (France)	5,400		211,579
Mitsubishi Estate Co., Ltd. (Japan)	21,000		344,167
Mitsubishi Tokyo Financial Group, Inc. (Japan)	33,500		175,595
Mitsui Fudosan Co., Ltd. (Japan)	100,000		1,702,084
National Australia Bank, Ltd. (Australia)	18,400		464,252
Nomura Holdings, Inc. (Japan)	148,400		1,088,907
Old Mutual PLC (United Kingdom)*	291,700		541,916
Prudential Corp. PLC (United Kingdom)	70,276		581,368
Societe Generale (France)	6,891		432,479
Standard Chartered PLC (United Kingdom)	20,398		555,994
Storebrand ASA (Norway)*	54,996		435,185
Sumitomo Mitsui Financial Group, Inc. (Japan)	21,600	[2]	715,603
Sumitomo Realty & Development Co., Ltd. (Japan)	19,000		362,555
Sun Hung Kai Properties, Ltd. (Hong Kong)	88,000		1,320,527
T&D Holdings, Inc. (Japan)	9,300		220,674
Turkiye Garanti Bankasi A.S. (Turkey)	103,200		483,790
UniCredito Italiano SpA (Italy)	140,875		415,379
Zurich Financial Services AG (Switzerland)	1,903		488,108
Total Financials			31,970,526
Health Care—7.5%
Actelion, Ltd. (Switzerland)*	9,281		421,943
AstraZeneca PLC (United Kingdom)	11,700		521,653
Bayer AG (Germany)	16,400		1,108,151
GlaxoSmithKline PLC (United Kingdom)	16,899		324,371
Lonza Group AG (Switzerland)	2,822	[2]	230,517
Mindray Medical International Ltd.(ADR) (China)	9,800		356,916
Novartis AG (Switzerland)	15,658		847,003
Roche Holding AG (Switzerland)	9,733		1,580,742
S.A.nofi-Aventis, S.A. (France)	34,127		2,546,856
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	16,700		1,053,436
Total Health Care			8,991,588
Industrials—10.7%
ABB, Ltd. (Switzerland)*	47,356		1,035,234
ABB, Ltd., ADR (Switzerland)*	36,430		796,012
BAE Systems PLC (United Kingdom)	109,800		619,039
Bouygues (France)	4,100		205,706
Compagnie de Saint-Gobain (France)	12,200		585,892
Deutsche Post AG (Germany)	11,520		199,524
FANUC, Ltd. (Japan)	5,300		563,312
Far Eastern New Century Corp. (Taiwan)	190,784		209,649
HOCHTIEF AG (Germany)	4,900		411,166
Kajima Corp. (Japan)	52,000	[2]	127,589
Leighton Holdings Limited (Australia)	14,605	[2]	521,654

Managers International Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials—10.7% (continued)
MAN AG (Germany)	7,986	[2]	$667,987
Mitsubishi Corp. (Japan)	25,700	[2]	674,875
Mitsubishi Heavy Inds., Ltd. (Japan)	98,000	[2]	406,533
Mitsui & Co., Ltd. (Japan)	26,300		442,822
Nippon Yusen Kabushiki Kaisha (Japan)	158,000		624,890
Randstad Holding, N.V. (Netherlands)*	15,800		750,324
Rolls-Royce Group PLC (United Kingdom)	80,400		727,927
Shimizu Corp. (Japan)	39,000	[2]	163,017
Siemens AG (Germany)	16,707		1,669,322
Tostem Inax Holding Corp. (Japan)	13,600		277,090
Vestas Wind Systems A/S (Denmark)*	3,670		199,664
Wienerberger AG (Austria)*	19,822		384,927
Wolseley PLC (United Kingdom)*	15,900		384,198
Yamato Transport Co., Ltd. (Japan)	17,800		250,523
Total Industrials			12,898,876
Information Technology—8.6%
AIXTRON AG (Germany)	16,851		605,670
ASML Holding, N.V. (Netherlands)	23,264	[2]	824,830
AU Optronics Corp., Sponsored ADR (Taiwan)	46,453		526,312
Companhia Brasileira de Meios de Pagamentos (Brazil)	18,000		170,956
Ericsson (LM), Class B (Sweden)	50,370		528,181
Gemalto NV (France)	14,204	[2]	615,368
Hynix Semiconductor, Inc. (South Korea)*	43,500		1,026,585
Murata Manufacturing Co., Ltd. (Japan)	8,200		466,637
Nokia Oyj (Finland)	79,400		1,237,386
Redecard, S.A. (Brazil)	18,800		347,806
Ricoh Co Ltd (Japan)	43,000		673,485
Samsung Electronics Co., Ltd. (South Korea)	1,370		990,502
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)*	2,163		781,888
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	85,220		893,958
Toshiba Corp. (Japan)*	129,000		667,681
Total Information Technology			10,357,245
Materials—9.5%
Air Liquide, S.A. (France)	4,638		557,137
Barrick Gold Corp. (Canada)	13,986		536,636
Credit Suisse, Hindalco Industries, Ltd. P-Note (United States) [10]	122,200		493,077
First Quantum Minerals, Ltd. (Canada)	6,300		518,378
Gold Fields, Ltd. (South Africa)	30,763		388,961
Goldcorp, Inc. (Canada)	19,100		713,676
Impala Platinum Holdings, Ltd. (South Africa)	9,400		274,010
Incitec Pivot, Ltd. (Australia)	220,239		699,687
Kazakmys PLC (United Kingdom)	10,400		240,406
Kinross Gold Corp. (Canada)	15,300		261,477
Koninklijke DSM, N.V. (Netherlands)	5,400	[2]	240,570

Managers International Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Materials—9.1% (continued)
Rio Tinto PLC (United Kingdom)	34,893	$2,062,838
Shin-Etsu Chemical Co., Ltd. (Japan)	15,000	872,948
Syngenta AG (Switzerland)	2,706	751,399
Taiwan Fertilizer Co., Ltd. (Taiwan)	98,000	313,267
Toray Industries, Inc. (Japan)	78,700	460,357
Vale, S.A., ADR (Brazil)	28,700	796,712
Xstrata PLC (United Kingdom)	47,380	896,737
Yamana Gold, Inc. (Canada)	40,959	405,295
Total Materials		11,483,568
Telecommunication Services—5.1%
Bharti Tele-Ventures, Ltd. (India)	24,314	169,170
France Telecom, S.A. (France)	38,999	934,136
KT Corp. (South Korea)*	27,200	564,672
Nippon Telegraph & Telephone Corp. (Japan)	24,700	1,039,315
Telecom Italia S.p.A. (Italy)	506,800	728,681
Telecom Italia S.p.A., RSP (Italy)	464,100	523,535
Vodafone Group PLC (United Kingdom)	924,196	2,137,586
Total Telecommunication Services		6,097,095
Utilities—2.6%
E.ON AG (Germany)	27,700	1,024,091
Electricite de France, S.A. (France)	11,900	648,713
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	286,670	714,247
Iberdrola Renovables SAU (Spain)	114,627	475,398
National Grid PLC (United Kingdom)	27,590	268,571
Total Utilities		3,131,020
Total Common Stocks (cost $101,924,514)		113,617,640
Other Equities—0.7%
Hirco PLC (South Africa)*	6,000	12,246
SPDR Gold Shares (United States)*	8,000	871,600
Total Other Equities (cost $678,299)		883,846
Warrants—0.6%
Tata Steel, Ltd., CW14 (India) (a) (cost $607,547)	47,300	665,908
Short-Term Investments—8.3% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,3	8,356,000	8,356,000
BNY Institutional Cash Reserves Fund, Series B*[3,8]	104,356	24,002
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	1,640,109	1,640,109
Total Short-Term Investments (cost $10,100,465)		10,020,111
Total Investments—103.9% (cost $113,310,825)		125,187,505
Other Assets, less Liabilities—(3.9)%		(4,748,043)
Net Assets—100.0%		$120,439,462

Managers Emerging Markets Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—9.7%
Belle International Holdings, Ltd. (Hong Kong)	764,000	$1,025,243
Ctrip.com International, Ltd. (China)*	14,100	552,720
Cyfrowy Polsat, S.A. (Poland)	38,494	210,281
Desarrolladora Homex, S.A.B. de C.V. (Mexico)*	8,078	228,446
Estacio Participacoes, S.A. (Brazil)	12,578	152,774
Golden Eagle Retail Group, Ltd. (China)	170,000	339,295
Grupo Televisa, S.A. (Mexico)	31,700	666,334
Hero Honda Motors, Ltd. (India)	17,138	741,928
Hyundai Department Store Co., Ltd. (South Korea)	2,869	262,573
Hyundai Motor Co., Ltd. (South Korea)	7,007	714,524
JD Group, Ltd. (South Africa)	53,549	322,819
LG Electronics, Inc. (South Korea)	11,807	1,200,249
Lojas Renner, S.A. (Brazil)	28,500	655,147
MegaStudy Co., Ltd. (South Korea)	1,228	202,445
Naspers, Ltd. (South Africa)	13,915	603,336
Parkson Retail Group, Ltd. (China)	126,500	218,202
Turk Sise ve Cam Fabrikalari A.S. (Turkey)*	321,674	406,408
Urbi Desarrollos Urbanos, S.A. de CV (Mexico)*	173,930	401,634
Zee Entertainment Enterprises, Ltd. (India)	94,103	561,898
Total Consumer Discretionary		9,466,256
Consumer Staples—4.3%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	41,913	439,878
BRF—Brasil Foods, S.A. (Brazil)	14,960	404,379
Centros Comerciales Sudamericanos, S.A. (Chile)	75,200	295,211
China Mengniu Dairy Co., Ltd. (Hong Kong)*	121,000	376,836
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	5,332	358,470
Companhia de Bebidas das Americas, PR ADR (Brazil)	1,500	137,490
Hengan International Group Co. (Hong Kong)	31,000	231,096
Kuala Lumpur Kepong Berhad (Malaysia)	89,200	456,096
LG Household & Health Care, Ltd. (South Korea)	939	251,047
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	169,000	181,516
Shinsegae Co., Ltd. (South Korea)	1,893	895,433
Uni-President Enterprises Corp. (Taiwan)	172,348	196,261
Total Consumer Staples		4,223,713
Energy—14.5%
China Shenhua Energy Co., Ltd. (China)	111,000	479,076
CNOOC, Ltd. (Hong Kong)	936,790	1,546,641
CNOOC, Ltd., ADR (Hong Kong)	300	49,524
Integra Group Holdings, GDR (Russia)*	45,105	134,780
LUKOIL Holdings, ADR (Russia)	18,392	1,042,826
MOL Magyar Olaj-es Gazipari NyRt. (Hungary)*	3,343	342,869
NovaTek OAO, Sponsored GDR (Russia)	1,600	116,207
OAO Gazprom, ADR (Russia)	93,338	2,177,574
OAO Rosneft Oil Co., GDR (a) (Russia)	55,966	445,489

Managers Emerging Markets Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy—14.5% (continued)
OGX Petroleo e Gas Participacoes, S.A. (Brazil)	74,000		$692,417
Oil & Gas Development Co., Ltd. (Pakistan)	314,628		486,400
PetroChina Co., Ltd. (China)	190,000		222,742
Petroleo Brasileiro, S.A., ADR (Brazil)	28,888		1,143,676
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	33,160		1,475,289
PTT PLC, NVDR (Thailand)	65,000		525,889
Reliance Industries, Ltd. (India)	16,849		403,215
Rosneft Oil, GDR (Russia)	52,900		419,186
Sasol, Ltd. (South Africa)	14,143		586,167
SK Energy Co., Ltd. (South Korea)	2,166		232,533
Tenaris, S.A. (Luxembourg)	14,000	[2]	601,160
Tupras Turkiye Petrol Rafine (Turkey)	47,303		1,074,473
Total Energy			14,198,133
Financials—26.2%
ABSA Group, Ltd. (South Africa)	27,319		532,450
Banco Bradesco, S.A. (Brazil)	19,987		368,360
Bangkok Bank PCL (Thailand)	134,300		570,357
Bank Hapoalim, Ltd. (Israel)*	55,345		245,037
Bank of China, Ltd., Class H (China)	1,625,000		864,384
Bank of India (India)	61,099		462,734
BM&F Bovespa, S.A. (Brazil)	54,200		363,904
BR Malls Participacoes, S.A. (Brazil)*	14,100		166,503
BR Properties, S.A. (Brazil)*	57,800		417,976
Bumiputra-Commerce Holdings Berhad (Malaysia)	149,600		644,544
Cathay Financial Holding Co., Ltd. (Taiwan)*	290,000		484,164
China Construction Bank Corp. (China)	2,322,000		1,898,318
China Life Insurance Co., Ltd. (China)	51,000		244,398
China Overseas Land & Investment, Ltd. (Hong Kong)	244,000	[2]	549,971
China Pacific Insurance (Group) Co., Ltd. (China)*	79,200		350,901
Chinatrust Financial Holding Co., Ltd. (Taiwan)	1,067,326		605,409
Commercial International Bank (Egypt)	22,543		266,341
Daegu Bank, Ltd., The (South Korea)	22,990		307,653
Franshion Properties China, Ltd. (Hong Kong)	974,000		330,406
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	153,000		678,639
Halyk Savings Bank of Kazakhstan, GDR (Kazakhstan)*	17,515		190,914
Hana Financial Group, Inc. (South Korea)	13,690		424,319
HDFC Bank, Ltd. (India)	9,600		413,907
Industrial and Commercial Bank of China, Ltd., Class H (China)	1,233,958		938,770
Itau Unibanco Banco Holding, S.A. (Brazil)	26,896		588,934
Itau Unibanco Banco Holding, S.A., ADR (Brazil)	58,854		1,294,199
Kasikornbank PLC, NVDR (Thailand)	269,800		804,296
KGI Securities Co., Ltd., GDR (Taiwan)*	11,466		106,053
Komercni banka, A.S. (Czech Republic)	1,150		233,948
Land and Houses PCL, NVDR (Thailand)	1,519,200		283,617
OTP Bank NyRt. (Hungary)*	29,421		1,029,241

Managers Emerging Markets Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials—26.2% (continued)
Ping An Insurance (Group) Co. of China, Ltd. (China)	141,883	[2]	$1,219,716
Poly Hong Kong Investments, Ltd. (Hong Kong)	175,000		222,776
PT Bank Mandiri (Indonesia)	1,671,500		979,725
Public Bank Berhad (Malaysia)	122,468		437,652
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	2,769		444,214
Sberbank, GDR (Russia)	2,494		736,039
Sberbank-CLS (Russia)	201,978		589,700
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (China)	70,994		131,105
Shinhan Financial Group Co., Ltd. (South Korea)	28,600		1,127,302
Siam Commercial Bank PCL (Thailand)	167,000		474,553
Standard Bank Group, Ltd. (South Africa)	34,531		540,827
Turkiye Garanti Bankasi A.S. (Turkey)	172,835		810,230
Turkiye Halk Bankasi A.S. (Turkey)	54,603		396,378
Turkiye Is Bankasi (Isbank) (Turkey)	122,908		396,124
VTB Bank, GDR (Russia)	86,617		479,629
Total Financials			25,646,617
Health Care—1.0%
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	16,272		1,026,438
Industrials—6.6%
Aveng, Ltd. (South Africa)	64,802		334,224
Beijing Enterprises Holdings, Ltd. (Hong Kong)	32,000		222,276
Bharat Heavy Electricals, Ltd. (India)	3,816		203,110
Bidvest Group, Ltd., The, (South Africa)	9,999		187,108
China Merchants Holdings International Co., Ltd. (Hong Kong)	112,000		411,516
China Shipping Development Co., Ltd. (China)	314,000	[2]	511,551
Copa Holdings, S.A., Class A (Panama)*	12,100		735,680
COSCO Pacific, Ltd. (Hong Kong)	236,000	[2]	356,788
Far Eastern New Century Corp. (Taiwan)	171,000		187,908
GS Engineering & Construction Corp. (South Korea)	4,655		401,012
Hyundai Engineering & Construction Co. (South Korea)	16,360		897,418
IJM Corp. Berhad (Malaysia)	154,600		231,039
Jiangsu Expressway Co., Ltd. (China)	206,000		194,384
Korean Air Lines Co., Ltd. (South Korea)*	12,036		707,171
PLUS Expressways Berhad (Malaysia)	176,300		182,775
Raubex Group, Ltd. (South Africa)	39,223		123,677
SM Investments Corp. (Philippines)	1		8
TAV Havalimanlari Holding A.S. (Turkey)*	59,881		240,575
United Tractors Tbk PT (Indonesia)	138,000		277,722
Total Industrials			6,405,942
Information Technology—11.6%
Acer, Inc. (Taiwan)	94,580		279,296
Advanced Semiconductor Engineering, Inc. (Taiwan)	755,893		687,810
Asustek Computer, Inc. (Taiwan)	132,000		229,862
Asustek Computer, Inc., GDR (Taiwan)	3,350		29,191
AU Optronics Corp., Sponsored ADR (Taiwan)	26,800		303,644
Hon Hai Precision Industry Co., Ltd. (Taiwan)	362,611		1,570,109

Managers Emerging Markets Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology—11.6% (continued)
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)	555		$5,050
Infosys Technologies (India)	5,369		312,639
LG Display Co., Ltd. (South Korea)	30,990		1,095,102
MediaTek, Inc. (Taiwan)	43,000		746,330
Perfect World Co., Ltd., ADR (China)*	3,400		127,330
Samsung Electronics Co., Ltd. (South Korea)	3,915		2,830,523
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)*	1,320		477,158
Siliconware Precision Industries Co. (Taiwan)	5,871		7,070
Siliconware Precision Industries Co., ADR (Taiwan)	82,700		497,027
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	325,582		630,894
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	56,335		590,954
Tata Consultancy Services, Ltd. (India)	39,653		689,438
Tencent Holdings, Ltd. (China)	11,200		224,416
Total Information Technology			11,333,843
Materials—15.3%
African Rainbow Minerals, Ltd. (South Africa)	6,199		163,112
Anglo American PLC (United Kingdom)*	16,320		710,394
Anhui Conch Cement Co., Ltd. (China)	68,936		454,757
Bradespar, S.A. (Brazil)	7,450		182,652
CEMEX, S.A.B. de C.V. (Mexico)*	60,600		618,726
China Steel Corp. (Taiwan)	499,739		517,107
Companhia Siderurgica Nacional, S.A., Sponsored ADR (Brazil)	3,455		137,958
Evraz Group, S.A., GDR (Luxembourg)*	9,722	[2]	385,471
Formosa Chemicals & Fibre Corp. (Taiwan)	699		1,636
Gerdau, S.A., Sponsored ADR (Brazil)	8,258		134,605
GMK Norilsk Nickel, Sponsored ADR (Russia)*	24,437		450,618
Gold Fields, Ltd. (South Africa)	25,694		324,869
Hidili Industry International Development, Ltd. (China)*	301,000		326,716
Impala Platinum Holdings, Ltd. (South Africa)	22,500		660,534
Indocement Tunggal Prakarsa Tbk PT (Indonesia)*	129,500		202,459
Israel Chemicals, Ltd. (Israel)	7,421		100,814
KG Chemical Co., Ltd. (South Korea)	1,729		367,459
LSR Group OJSC, GDR (Russia)*	12,723		118,324
Mechel OAO (Russia)	4,900		139,258
MMC Norilsk Nickel, ADR (Russia)*	14,400		264,028
POSCO (South Korea)	2,689		1,256,810
Raspadskaya (Russia)*	79,212		589,334
Sappi, Ltd. (South Africa)*	117,046	[2]	520,408
Severstal, GDR, Reg S (Russia)*	19,900		289,084
Sociedad Quimica y Minera de Chile, S.A., ADR (Chile)	6,000		224,340
Southern Copper Corp. (United States)	9,200		291,364
Taiwan Fertilizer Co., Ltd. (Taiwan)	143,000		457,114
Tata Steel Ltd. (India)	13,204		185,701
Ternium, S.A. (Luxembourg)*	15,200	[2]	623,656
Uralkaliy OAO (Russia)*	22,481		471,613
Usinas Siderurgicas de Minas Gerais, S.A. (Brazil)	21,400		753,546

Managers Emerging Markets Equity Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Materials—15.3% (continued)
Usinas Siderurgicas de Minas Gerais, S.A., ADR (Brazil)	12,700	$437,271
Vale, S.A. Sponsored ADR (Brazil)	49,467	1,592,343
Vale, S.A., ADR (Brazil)	35,799	993,780
Total Materials		14,947,861
Telecommunication Services—5.2%
Advanced Information Services PCL (Thailand)	167,200	445,757
America Movil, S.A.B. de C.V. (Mexico)	13,200	664,488
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	181,409	514,550
China Mobile, Ltd. (Hong Kong)	131,500	1,264,561
China Unicom, Ltd. (Hong Kong)	186,000	208,705
Magyar Telekom Telecommunications PLC (Hungary)	87,974	359,670
Mobile Telesystems, Sponsored ADR (Russia)	10,395	576,922
Philippine Long Distance Telephone Co. (Philippines)	4,930	263,864
Philippine Long Distance Telephone Co., Sponsored ADR (Philippines)	5,107	272,101
Tele Norte Leste Participacoes, S.A. (Brazil)	10,822	191,117
Vivo Participacoes, S.A., ADR (Brazil)	11,325	307,021
Total Telecommunication Services		5,068,756
Utilities—3.4%
Akenerji Elektrik Uretim AS (Turkey)	8,491	97,598
China Resources Power Holdings Co. (Hong Kong)	227,800	487,034
Companhia Energetica de Minas Gerais (Brazil)	9,213	152,363
EDP—Energias do Brasil, S.A. (Brazil)	10,445	200,460
Empresa Nacional de Electricidad, S.A./Chile, ADR (Chile)	4,500	211,455
Gail India Ltd. (India)	67,901	620,660
Inter-Regional Distribution Network Co Center and Privolzhya OJSC (Russia)*	25,134,248	238,775
Korea Electric Power Corp (South Korea)*	10,790	350,131
PT Perusahaan Gas Negara (Persero) Tbk (Indonesia)	2,001,500	932,779
Total Utilities		3,291,255
Total Common Stocks (cost $80,552,532)		95,608,814
Short-Term Investments—6.1%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.00%#,3	3,657,000	3,657,000
BNY Institutional Cash Reserves Fund, Series B*[3,8]	110,742	25,471
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	2,259,592	2,259,592
Total Short-Term Investments (cost $6,027,334)		5,942,063
Total Investments—103.9% (cost $86,579,866)		101,550,877
Other Assets, less Liabilities—(3.9)%		(3,833,538)
Net Assets—100.0%		$97,717,339

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds—70.4%
Financials—20.2%
American General Finance Corp.,
5.400%, 12/01/15		$5,000,000		$4,310,600
MTN, Series J, 6.900%, 12/15/17		57,315,000		50,202,723
American International Group, Inc.,
MTN, Series G, 5.850%, 01/16/18		1,940,000		1,802,582
MTN, Series MP, 5.450%, 05/18/17		485,000		446,173
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,547,214
BNP Paribas, S.A. DN, 8.025%, 06/13/11 (a) [4]	IDR	19,645,500,000		1,964,442
Camden Property Trust, 5.700%, 05/15/17		5,205,000		5,118,441
Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a) [7]		10,805,000		10,828,209
CIT Group, Inc.,
7.000%, 05/01/13		106,487	[2]	103,559
7.000%, 05/01/14		509,731		481,696
7.000%, 05/01/15		509,731		475,324
7.000%, 05/01/16		516,223		476,216
7.000%, 05/01/17		822,711		758,951
Citibank, NA, 15.000%, 07/02/10 (a)	BRL	2,000,000		1,139,776
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000		22,131,463
6.125%, 08/25/36		10,760,000		9,389,574
Colonial Realty, L.P., 4.800%, 04/01/11		1,005,000		989,764
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000		14,356,898
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		2,172,773
6.500%, 01/15/18		5,000,000		4,999,760
Equity One, Inc., 6.000%, 09/15/17		5,915,000		5,725,679
ERP Operating, L.P.,
5.125%, 03/15/16		600,000		617,031
5.750%, 06/15/17		1,450,000		1,498,674
First Industrial L.P., 5.950%, 05/15/17		15,000,000		12,058,710
GE Capital Australia Funding Pty., Ltd., Series EMTN, 8.000%, 02/13/12	AUD	3,965,000		3,763,963
GE Capital Corp.,
Series EMTN, 9.000%, 01/04/11	NZD	765,000		562,015
Series GMTN, 7.625%, 12/10/14	NZD	9,365,000		7,028,054
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		3,152,648
3.485%, 03/08/12	SGD	16,500,000		11,941,638
6.500%, 09/28/15	NZD	14,950,000		10,634,427
6.750%, 09/26/16	NZD	6,390,000		4,552,280
GMAC, Inc.,
6.000%, 12/15/11		1,127,000		1,129,818
6.625%, 05/15/12		1,374,000		1,387,740
6.750%, 12/01/14		1,019,000		1,013,905
6.875%, 09/15/11		158,000		160,568
6.875%, 08/28/12		253,000		256,479
7.000%, 02/01/12		763,000	[2]	776,352
7.250%, 03/02/11		816,000		830,280
7.500%, 12/31/13		584,000		594,220
8.000%, 12/31/18		1,366,000		1,345,510

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Financials—20.2% (continued)
GMAC, Inc.,
8.000%, 11/01/31		$1,427,000		$1,362,785
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000		6,641,084
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		3,517,440
7.500%, 04/15/18		2,405,000		2,440,786
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]		900,000		847,380
International Lease Finance Corp.,
5.000%, 04/15/10		320,000		320,029
5.125%, 11/01/10		720,000		720,852
5.550%, 09/05/12		345,000		335,992
6.375%, 03/25/13		1,730,000		1,690,655
iStar Financial Inc.,
0.791%, 10/01/12 (07/01/10) [5,9]		8,095,000		6,156,248
5.125%, 04/01/11		280,000		252,350
5.150%, 03/01/12		4,360,000	[2]	3,815,000
5.375%, 04/15/10		830,000	[2]	827,925
5.500%, 06/15/12		260,000		225,225
5.650%, 09/15/11		3,095,000	[2]	2,824,188
5.700%, 03/01/14		15,000	[2]	11,925
5.800%, 03/15/11		640,000	[2]	607,200
5.850%, 03/15/17		325,000		240,500
5.875%, 03/15/16		1,340,000		1,005,000
5.950%, 10/15/13		4,725,000		3,780,000
6.050%, 04/15/15		620,000		465,000
8.625%, 06/01/13		425,000		363,375
JPMorgan Chase & Co.,
7.081%, 03/28/11 (a) [4]	IDR	932,700,000		95,663
7.318%, 04/12/12 (a) [4]	IDR	40,733,437,680		3,868,546
19.655%, 05/17/10 (a) [4]	BRL	3,600,000		1,974,752
JPMorgan International, 6.613%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,761,512
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,541,007
5.750%, 09/15/15		11,939,000		12,643,294
5.875%, 08/01/33		10,360,000		9,125,357
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [6]		525,000	[2]	367,500
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		2,250,527
6.050%, 06/01/34		22,100,000		19,001,380
6.110%, 01/29/37		38,050,000		35,009,500
10.710%, 03/08/17	BRL	2,500,000		1,370,653
Morgan Stanley,
4.750%, 04/01/14		10,715,000		10,940,840
5.550%, 04/27/17		11,000,000		11,250,129
6.625%, 04/01/18		3,095,000		3,301,062
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000		12,074,632
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000		5,940,550
National City Corp., 6.875%, 05/15/19		1,905,000		2,116,720
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000		5,351,955
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		423,645		432,118

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Financials - 20.2% (continued)
ProLogis Trust,
5.625%, 11/15/15		$345,000		$342,049
5.750%, 04/01/16		280,000		274,284
Realty Income Corp., 6.750%, 08/15/19		7,675,000		8,009,300
Simon Property Group, L.P., 5.750%, 12/01/15		445,000		470,764
SLM Corp.,
5.000%, 10/01/13		2,060,000		1,968,040
5.000%, 04/15/15		50,000		45,527
5.125%, 08/27/12		540,000		536,571
5.375%, 01/15/13		2,460,000		2,429,612
5.375%, 05/15/14		300,000		284,157
5.400%, 10/25/11		520,000		524,879
6.500%, 06/15/10 [7]	NZD	500,000		355,243
8.450%, 06/15/18		18,665,000		18,877,052
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)		8,325,000		8,883,474
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000		4,440,820
Willis North America, Inc.,
6.200%, 03/28/17		5,685,000		5,759,428
7.000%, 09/29/19		2,860,000		2,994,952
Total Financials				441,790,917
Industrials—40.6%
Agilent Technologies, Inc., 6.500%, 11/01/17		6,945,000		7,503,441
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000		768,862
7.450%, 08/01/29		3,195,000		2,699,775
7.750%, 06/15/26		915,000		777,750
American President, Ltd., 8.000%, 01/15/24 [7]		250,000		186,875
Anadarko Petroleum Corp., 6.450%, 09/15/36		13,875,000		14,140,568
Anheuser-Busch Companies, Inc., 5.950%, 01/15/33		6,177,000		6,138,246
AT&T Corp.,
6.500%, 03/15/29		6,415,000		6,521,957
6.500%, 09/01/37		640,000		663,641
Avnet, Inc.,
5.875%, 03/15/14		11,000,000		11,726,638
6.000%, 09/01/15		5,340,000		5,623,356
6.625%, 09/15/16		1,370,000		1,464,664
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28		1,335,000		1,194,818
BellSouth Corp., 6.000%, 11/15/34		2,370,000		2,288,079
Canadian Pacific Railway Co.,
5.750%, 03/15/33		195,000		183,939
5.950%, 05/15/37		5,901,000		5,702,809
CIGNA Corp., 6.150%, 11/15/36		6,830,000		6,658,266
Comcast Corp.,
5.650%, 06/15/35		8,615,000		7,975,879
6.500%, 11/15/35		925,000		947,455
6.950%, 08/15/37		19,230,000		20,803,360
Continental Airlines, Inc.,
5.983%, 04/19/22		18,135,000		17,817,638
6.795%, 08/02/20		36,045		33,612
Series 00A1, 8.048%, 11/01/20		100,659		102,169
Series B, 6.903%, 04/19/22		5,595,000	[2]	5,091,450
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000		3,852,700

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials—40.6% (continued)
Corning, Inc.,
6.850%, 03/01/29	$9,142,000		$9,517,014
7.250%, 08/15/36	1,185,000		1,269,622
CSX Corp., 6.000%, 10/01/36	7,909,000		7,857,022
Cummins Engine Co., Inc.,
5.650%, 03/01/98	11,235,000		6,945,601
6.750%, 02/15/27	2,853,000		2,723,111
7.125%, 03/01/28	50,000		49,423
Cytec Industries, Inc., 6.000%, 10/01/15	875,000		941,201
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000		2,481,414
Delta Air Lines, Inc., 8.021%, 08/10/22	13,504,343		12,423,996
Dillards, Inc., 7.000%, 12/01/28	225,000		180,000
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000		24,344,514
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)	2,615,000		2,592,833
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000		34,697,984
El Paso Corp., 6.950%, 06/01/28	1,030,000		930,209
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000		752,319
6.625%, 10/15/36	1,805,000		1,817,344
Enterprise Products Operating L.P., 6.300%, 09/15/17	8,440,000		9,271,180
Equifax, Inc., 7.000%, 07/01/37	4,421,000		4,721,540
Equitable Resources, Inc., 6.500%, 04/01/18	35,420,000		38,198,735
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	4,910,000		5,312,389
6.700%, 06/01/34 (a)	1,250,000		1,208,786
7.000%, 10/15/37 (a)	19,033,000		19,621,938
Foot Locker, Inc., 8.500%, 01/15/22	570,000		527,250
Ford Motor Co., 6.375%, 02/01/29	1,990,000		1,616,875
Freescale Semiconductor, Inc., 10.125%, 12/15/16	270,000	[2]	238,950
GATX Corp., 4.750%, 10/01/12	8,965,000		9,357,712
GTE Corp., 6.940%, 04/15/28	130,000		136,486
Home Depot, Inc., The, 5.875%, 12/16/36	2,290,000		2,222,278
Hospira, Inc., 6.050%, 03/30/17	3,395,000		3,646,474
Intel Corp.,
2.950%, 12/15/35 [9]	6,230,000		6,113,188
3.250%, 08/01/39 (a) [9]	15,000,000		17,981,250
International Paper Co.,
7.500%, 08/15/21	1,000,000		1,136,314
7.950%, 06/15/18	48,010,000		56,092,052
Intuit, Inc., 5.750%, 03/15/17	3,560,000		3,762,756
Kinder Morgan Energy Partners L.P.,
5.800%, 03/15/35	3,360,000		3,157,963
5.950%, 02/15/18	44,630,000		47,867,683
KLA Instruments Corp., 6.900%, 05/01/18	20,125,000		21,831,077
Lowe’s Companies, Inc., 6.875%, 02/15/28	500,000		563,816
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		3,056,175
6.500%, 01/15/28	305,000		214,262
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	4,725,000		4,786,307
Masco Corp.,
5.850%, 03/15/17	8,150,000		7,943,373
6.500%, 08/15/32	340,000		291,820

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials—40.6% (continued)
Masco Corp.,
7.125%, 03/15/20	$4,660,000		$4,707,434
7.750%, 08/01/29	100,000		95,500
Methanex Corp., 6.000%, 08/15/15	3,825,000		3,456,255
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [7]	825,000		495,000
Motorola, Inc.,
5.220%, 10/01/97	895,000		613,747
6.500%, 09/01/25	1,345,000		1,306,103
6.500%, 11/15/28	1,430,000		1,342,428
8.000%, 11/01/11	1,075,000		1,161,528
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,619,882
News America, Inc.,
6.150%, 03/01/37	4,075,000		4,016,732
6.200%, 12/15/34	3,440,000		3,430,991
6.400%, 12/15/35	5,300,000		5,412,106
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000		24,648,922
Northwest Airlines, Inc., 8.028%, 11/01/17	8,326,007	[2]	7,722,371
ONEOK Partners, L.P.,
6.000%, 06/15/35	9,210,000		8,787,565
6.650%, 10/01/36	2,650,000		2,762,755
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	1,355,000		1,301,751
Owens Corning, Inc.,
6.500%, 12/01/16	4,560,000		4,825,916
7.000%, 12/01/36	9,175,000		8,989,537
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		5,860,468
7.000%, 06/15/18	26,505,000		29,403,772
Plains All American Pipeline, L.P.,
6.125%, 01/15/17	2,770,000		2,974,526
6.500%, 05/01/18	8,975,000		9,778,729
6.650%, 01/15/37	5,960,000		6,180,162
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000		7,998,000
6.375%, 05/15/33	4,670,000		3,736,000
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	11,800,000	[2]	12,193,483
Questar Market Resources, Inc., 6.800%, 04/01/18	27,465,000		30,062,420
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		579,700
6.875%, 07/15/28	1,190,000		1,065,050
7.625%, 08/03/21	2,135,000		2,092,300
Qwest Corp.,
6.500%, 06/01/17	155,000		161,394
6.875%, 09/15/33	7,209,000		6,956,685
7.200%, 11/10/26	435,000		418,688
7.250%, 09/15/25	1,185,000		1,196,850
7.250%, 10/15/35	2,165,000		2,089,225
7.500%, 06/15/23	739,000		739,000
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000		8,750,756
7.250%, 06/15/37	2,000,000		2,035,616
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000		5,394,452
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,960,000		4,335,392

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Industrials—40.6% (continued)
Southern Natural Gas Co., 5.900%, 04/01/17 (a)	$4,765,000	$4,963,076
Talisman Energy, Inc.,
5.850%, 02/01/37	3,674,000	3,521,812
6.250%, 02/01/38	3,635,000	3,698,856
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	3,210,000	2,847,719
6.375%, 11/15/33	3,170,000	2,936,602
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000	304,082
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,255,177
Toll Brothers Finance Corp., 5.150%, 05/15/15	3,785,000	3,776,968
Toro Co., The, 6.625%, 05/01/37 [7]	6,810,000	6,009,614
Transocean, Inc., 7.375%, 04/15/18	500,000	585,544
U.S. Steel Corp.,
6.650%, 06/01/37	3,595,000	3,091,700
7.000%, 02/01/18	7,310,000	7,200,350
United Airlines, Inc., 6.636%, 07/02/22	16,580,715	15,337,161
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000	12,647,923
6.500%, 06/15/37	310,000	315,139
6.625%, 11/15/37	1,540,000	1,600,848
USG Corp., 6.300%, 11/15/16	1,410,000	1,261,950
V.F. Corp., 6.450%, 11/01/37	9,334,000	9,766,836
Vale Overseas Ltd., 6.875%, 11/01/36	3,665,000	3,791,626
Verizon Global Funding Corp., 5.850%, 09/15/35	3,830,000	3,727,616
Verizon Maryland, Inc., 5.125%, 06/15/33	1,055,000	858,873
Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,755,000	1,886,667
Viacom, Inc., 6.875%, 04/30/36	175,000	185,532
Weatherford International, Inc., 6.500%, 08/01/36	1,565,000	1,555,054
Wellpoint, Inc., 6.375%, 06/15/37	13,650,000	14,015,069
Western Union Co., 6.200%, 11/17/36	12,735,000	12,951,164
Weyerhaeuser Co., 6.875%, 12/15/33	12,890,000	11,460,886
White Pine Hydro LLC,
6.310%, 07/10/17 (a) [7]	1,700,000	1,659,285
6.960%, 07/10/37 (a) [7]	1,645,000	1,476,026
Williams Cos., Inc., Series A, 7.500%, 01/15/31	741,000	814,198
Wyndham Worldwide Corp.,
6.000%, 12/01/16	2,485,000	2,461,750
7.375%, 03/01/20	5,245,000	5,315,897
Total Industrials		888,250,374
Utilities—9.6%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	21,130,000	22,775,900
Ameren Energy Generating Co., 7.000%, 04/15/18	22,700,000	24,228,300
Baltimore Gas & Electric Co., 5.200%, 06/15/33	1,470,000	1,295,715
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34 [7]	10,716,013	11,351,745
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	15,645,000	15,004,369
Empresa Nacional de Electricidad, 7.875%, 02/01/27	2,900,000	3,179,322
Illinois Power Co., 6.250%, 04/01/18	26,000,000	27,707,784
ITC Holdings Corp.,
5.875%, 09/30/16 (a)	2,410,000	2,514,281
6.375%, 09/30/36 (a)	3,605,000	3,608,612
Mackinaw Power LLC, 6.296%, 10/31/23 (a)	9,200,513	9,194,532

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Utilities—9.6% (continued)
Nisource Finance Corp.,
6.400%, 03/15/18		$27,910,000	$29,925,409
6.800%, 01/15/19		11,625,000	12,637,747
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	42,227,361
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000	2,349,246
Toledo Edison Co., 6.150%, 05/15/37		1,950,000	1,966,056
Total Utilities			209,966,379
Total Corporate Bonds (cost $1,470,491,588)			1,540,007,670
Foreign Government Obligations—7.3%
Alberta, Province of, 5.930%, 09/16/16	CAD	130,022	140,460
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000	3,265,668
12.500%, 01/05/22	BRL	5,160,000	3,387,578
Canadian Government,
1.000%, 09/01/11	CAD	2,660,000	2,606,048
1.250%, 12/01/11	CAD	400,000	391,836
2.000%, 09/01/12	CAD	41,000,000	40,335,540
2.750%, 12/01/10	CAD	7,940,000	7,925,146
3.500%, 06/01/13	CAD	5,964,000	6,071,283
3.750%, 09/01/11	CAD	4,160,000	4,232,129
3.750%, 06/01/12	CAD	12,235,000	12,519,539
European Investment Bank,
6.715%, 04/24/13 (a) [4]	IDR	50,074,770,000	4,494,870
7.000%, 01/18/12	NZD	5,508,000	4,095,575
7.126%, 03/10/21 [4]	AUD	5,000,000	2,132,600
11.250%, 02/14/13	BRL	13,490,000	7,995,083
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000	3,006,960
8.009%, 05/20/13 [4]	IDR	45,580,000,000	3,915,587
Series EMTN, 9.501%, 09/23/13 [4]	IDR	33,430,000,000	2,786,599
International Bank for Reconstruction & Development,
9.500%, 05/27/10	ISK	179,000,000	1,419,151
Series GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,032,288
Mexican Government,
8.000%, 12/07/23	MXN	141,360,000	11,450,575
9.000%, 12/20/12	MXN	26,900,000	2,341,287
Series M 10, 7.250%, 12/15/16	MXN	31,000,000	2,506,828
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	10,320,000	9,635,413
New Zealand Government Bond, Series 413, 6.500%, 04/15/13	NZD	11,870,000	8,888,840
Province of Manitoba Canada, 6.360%, 09/01/15	NZD	5,000,000	3,645,799
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000	5,630,439
Total Foreign Government Obligations (cost $151,034,997)			158,853,121
Municipal Bonds—1.4%

Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47 [7]		5,035,000	3,653,748
California State, 4.500%, 08/01/27 (AMBAC Insured)		950,000	857,442
California State, 4.500%, 10/01/29		2,655,000	2,325,833
California State, 4.500%, 08/01/30		665,000	578,683
California State, 4.500%, 08/01/30 (AMBAC Insured)		770,000	670,054
California State, Variable Purpose, 3.250%, 12/01/27 (NATL-RE Insured)		495,000	372,210
California State, Variable Purpose, 4.500%, 12/01/33 (AMBAC Insured)		2,330,000	1,974,582
Chicago Illinois O’Hare International Airport Revenue, Series A, 4.500%, 01/01/38 (AGM Insured)		315,000	298,264

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Municipal Bonds—1.4% (continued)
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34 [7]	$3,075,000		$2,469,717
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28 (NATL-RE Insured)	765,000		600,081
San Jose Redevelopment Agency, 3.750%, 08/01/28 (MBIA Insured)	280,000		234,945
Tobacco Settlement Financing Corp., VA, 6.706%, 06/01/46 [7]	21,620,000		15,744,117
Total Municipal Bonds (cost $37,383,801)			29,779,676
Asset-Backed Securities—3.7%
Chase Issuance Trust, Series 2007-B1, Class B1, 0.480%, 04/15/19 (04/15/10) [5]	17,040,000		15,591,017
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13 (a)	10,010,000		10,002,384
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/14	6,855,963		7,030,843
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	15,450,000		16,346,437
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	16,637,103		16,670,031
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	6,911,000		7,342,141
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000		4,177,917
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/39 (a)	4,944,280		4,844,226
Total Asset-Backed Securities (cost $78,137,520)			82,004,996
U.S. Government and Agency Obligations—10.1%
Federal Home Loan Mortgage Corporation—2.7%
FHLMC, 1.625%, 09/26/12	16,600,000		16,652,722
FHLMC, 1.625%, 04/15/13	16,595,000		16,498,666
FHLMC, 2.125%, 09/21/12	24,895,000	[2]	25,285,901
FHLMC, Gold, 5.000%, 12/01/31	139,522		145,180
Total Federal Home Loan Mortgage Corporation			58,582,469
Federal National Mortgage Corporation—2.3%
FNMA, 1.375%, 04/28/11	33,195,000		33,461,623
FNMA, 1.875%, 04/20/12	10,325,000	[2]	10,459,018
FNMA, 4.000%, 10/01/18	5,601,382		5,810,712
FNMA, 6.000%, 07/01/29	11,897		12,947
Total Federal National Mortgage Corporation			49,744,300
U.S. Government Obligations—5.1%
USTB, 4.500%, 02/15/40	21,905,000		21,590,116
USTN, 1.000%, 08/31/11	43,530,000		43,730,629
USTN, 3.125%, 05/15/19	20,000,000		19,048,440
USTN, 4.375%, 11/15/39	30,000,000		28,368,750
Total U.S. Government Obligations (cost $220,504,571)			112,737,935
Total U.S. Government and Agency Obligations			221,064,704
Mortgage-Backed Securities—0.3%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	1,485,177		1,541,025
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,225,000		2,920,676
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [6]	1,704,000		1,526,969
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 06/15/49 [6]	305,000		292,464
Total Mortgage-Backed Securities (cost $5,296,936)			6,281,134

Managers Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
	Shares
Preferred Stocks—1.1%
Bank of America Corp., 6.375%	20,000	$415,600
Bank of America Corp., Series L, 7.250% [9]	7,808	7,612,799
Comcast Corp. Series B, 7.000%	207,547	5,271,693
Entergy New Orleans, Inc., 4.750%	482	35,608
Entergy New Orleans, Inc., 5.560%	100	8,647
FHLMC, Series F, 5.000%*	15,400	23,870
FHLMC, Series K, 5.790%*	45,200	75,032
FHLMC, Series O, 5.810%*	15,850	25,836
FHLMC, Series P, 6.000%*	19,800	36,630
FHLMC, Series R, 5.700%*	24,500	42,630
FHLMC, Series T, 6.420%*	14,300	27,313
FHLMC, Series U, 5.900%*	35,100	31,590
FHLMC, Series V, 5.570%*	307,950	261,758
FHLMC, Series W, 5.660%*	70,700	59,388
FHLMC, Series Y, 6.550%*	67,825	67,147
FHLMC, Series Z, 8.375%*	605,747	769,299
FNMA, Series H, 5.810%*	9,050	15,385
FNMA, Series I, 5.375%*	21,500	36,765
FNMA, Series L, 5.125%*	28,100	42,431
FNMA, Series M, 4.750%*	30,700	41,445
FNMA, Series Q, 6.750%*	13,950	12,974
FNMA, Series S, 8.250%*	1,125,850	1,429,830
GMAC, LLC, 9.000% (a)	1,560	1,189,110
Newell Financial Trust I, 5.250% [9]	90,628	3,647,776
SLM Corp., 6.000%	41,250	736,725
Sovereign Capital Trust IV, 4.375% [9]	34,236	1,095,552
Wisconsin Electric Power Co., 3.600%	3,946	231,951
Total Preferred Stocks (cost $68,061,358)		23,244,784
Short-Term Investments—5.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.00%#,3	18,847,000	18,847,000
BNY Institutional Cash Reserves Fund, Series B* [3,8]	1,652,054	379,972
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	90,687,468	90,687,468
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	16,171,281	16,171,281
Total Short-Term Investments (cost $127,357,803)		126,085,721
Total Investments—100.1% (cost $2,158,658,574)		2,187,321,806
Other Assets, less Liabilities—(0.1)%		(1,136,617)
Net Assets—100.0%		$2,186,185,189

Managers Global Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds—37.6%
Financials—14.0%
Bank of America Corp., 4.750%, 05/06/19 [6]	EUR	100,000		$130,981
Bank of Nova Scotia, The, 2.250%, 01/22/13	USD	75,000		75,692
BNZ International Funding, Ltd., Series GMTN, 2.625%, 06/05/12	USD	200,000		204,815
Canara Bank, 6.365%, 11/28/21 [6]	USD	150,000		149,312
Commonwealth Bank of Australia, 3.500%, 03/19/15 (a)	USD	200,000		198,560
Depfa ACS Bank, 1.650%, 12/20/16	JPY	70,000,000		636,906
Goldman Sachs Group, Inc., 1.011%, 05/23/16, (05/24/10) [5]	EUR	100,000		124,012
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]	USD	140,000		131,815
KfW Bankengruppe, 2.600%, 06/20/37	JPY	23,000,000		248,711
Landesbank Baden-Wuerttemberg, Series 14, 3.750%, 02/12/14	EUR	120,000		171,766
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	60,000		96,149
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	170,000		244,271
Network Rail Infrastructure Finance PLC, Series EMTN, 3.500%, 06/17/13	USD	300,000		313,582
Nomura Holdings, Inc., 6.700%, 03/04/20	USD	125,000		129,727
Nordea Bank AB, 3.700%, 11/13/14 (a)	USD	100,000		100,756
ProLogis, 6.625%, 05/15/18	USD	60,000		59,625
SLM Corp., 5.000%, 10/01/13	USD	150,000		143,304
Wells Fargo & Co., 4.625%, 11/02/35	GBP	100,000		133,799
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	140,000		136,491
Total Financials				3,430,274
Industrials—21.9%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	100,000		165,313
America Movil S.A.B. de C.V., 5.500%, 03/01/14	USD	65,000		70,244
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15 (a)	USD	150,000		151,398
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	55,000		55,000
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	160,000		165,347
Bell Canada,
6.100%, 03/16/35 (a)	CAD	45,000		44,429
6.550%, 05/01/29 (a)	CAD	10,000		10,196
7.300%, 02/23/32 (a)	CAD	130,000		144,260
Bertelsmann AG, 3.625%, 10/06/15	EUR	50,000		66,393
Boston Scientific Corp., 4.500%, 01/15/15	USD	60,000		57,502
Chesapeake Energy Corp.,
6.875%, 11/15/20	USD	55,000		53,487
7.500%, 06/15/14	USD	50,000		50,750
Citizens Communications Co., 6.625%, 03/15/15	USD	115,000		112,988
Corus Entertainment, Inc., 7.250%, 02/10/17 (a)	CAD	130,000		130,338
CSC Holdings Inc., 8.500%, 04/15/14 (a)	USD	100,000		106,500
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	155,899		155,899
8.021%, 08/10/22	USD	101,567		93,442
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	190,000	[2]	192,850
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	250,000		214,678

Managers Global Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Industrials—21.9% (continued)
EchoStar DBS Corp., 6.625%, 10/01/14	USD	65,000	$65,488
Edcon Proprietary Ltd., 3.900%, 06/15/14, (06/15/10) (a) [5]	EUR	150,000	154,481
Embarq Corp., 7.995%, 06/01/36	USD	110,000	111,534
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	USD	75,000	81,146
6.700%, 06/01/34 (a)	USD	120,000	116,043
7.000%, 10/15/37 (a)	USD	20,000	20,619
Finmeccanica SpA, 4.875%, 03/24/25	EUR	100,000	135,574
HCA, Inc.,
6.375%, 01/15/15	USD	35,000	33,250
6.625%, 02/15/16	USD	80,000	75,900
7.580%, 09/15/25	USD	10,000	9,050
7.690%, 06/15/25	USD	15,000	13,875
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000	167,875
Hologic, Inc., 2.000%, 12/15/37 (b) [9]	USD	70,000	62,650
Incitec Pivot Finance LLC, 6.000%, 12/10/19 (a)	USD	110,000	111,171
Lafarge S.A., 4.750%, 03/23/20	EUR	115,000	148,911
Mexichem SAB de CV, 8.750%, 11/06/19 (a)	USD	100,000	108,500
Motorola Inc.,
6.500%, 09/01/25	USD	105,000	101,963
6.625%, 11/15/37	USD	120,000	112,621
Nabors Industries, Inc., 6.150%, 02/15/18	USD	125,000	133,163
New Albertsons, Inc., 7.250%, 05/01/13	USD	40,000	42,000
Nextel Communications, Inc., 7.375%, 08/01/15	USD	50,000	47,500
Noble Group, Ltd., 8.500%, 05/30/13 (a)	USD	100,000	112,375
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	USD	105,000	100,874
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	EUR	50,000	68,884
Qwest Capital Funding, Inc., 6.500%, 11/15/18	USD	40,000	37,400
Qwest Corp.,
7.250%, 09/15/25	USD	83,000	83,830
7.250%, 10/15/35	USD	158,000	152,470
Steel Dynamics, Inc., 7.375%, 11/01/12	USD	70,000	72,800
SUPERVALU, Inc., 7.500%, 11/15/14	USD	40,000	40,600
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	270,000	256,162
Viacom, Inc., 6.875%, 04/30/36	USD	130,000	137,824
Voto-Votorantim, Ltd., 6.750%, 04/05/21 (a)	USD	100,000	98,750
Wendel Investissement,
4.375%, 08/09/17	EUR	100,000	110,754
4.875%, 05/26/16	EUR	100,000	119,547
Total Industrials			5,286,598
Utilities—1.7%
Abu Dhabi National Energy Co., PJSC, 4.750%, 09/15/14	USD	100,000	99,370
AES Corp., 8.750%, 05/15/13 (a)	USD	105,000	106,575
Axtel S.A.B. de C.V., 9.000%, 09/22/19 (a)	USD	45,000	45,900

Managers Global Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Utilities—1.7% (continued)
Edison Mission Energy, 7.625%, 05/15/27	USD	60,000	$38,400
IPALCO Enterprises, Inc., 7.250%, 04/01/16 (a)	USD	30,000	31,125
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	100,000	106,500
Sprint Capital Corp., 8.375%, 03/15/12	USD	84,000	87,360
Total Utilities			515,230
Total Corporate Bonds (cost $9,037,056)			9,232,102
Foreign Government Obligations—52.5%
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/19 (a)	USD	100,000	106,750
Belgium Kingdom, 5.500%, 09/28/17	EUR	365,000	574,826
Brazil, Republic of, 10.250%, 01/10/28	BRL	250,000	141,986
Bundesobligation, Series 153, 4.000%, 10/11/13	EUR	185,000	270,554
Bundesrepublik Deutschland,
3.750%, 01/04/17	EUR	704,000	1,016,958
4.000%, 01/04/37	EUR	165,000	227,917
4.250%, 07/04/17	EUR	125,000	185,663
Canadian Government, 4.500%, 06/01/15	CAD	455,000	482,211
Denmark Government,
4.000%, 11/15/15	DKK	2,500,000	485,824
Series EMTN, 2.250%, 05/14/12	USD	250,000	254,987
Deutschland, Republic of, 3.750%, 07/04/13	EUR	785,000	1,135,715
Eksportfinans ASA, Series GMTN, 1.875%, 04/02/13	USD	170,000	169,342
European Investment Bank,
1.400%, 06/20/17	JPY	36,000,000	394,775
8.609%, 04/24/13 (a) [4]	IDR	4,605,000,000	413,359
France, Government of, 5.000%, 10/25/16	EUR	410,000	627,726
Japan Bank for International Cooperation, 2.125%, 11/05/12	USD	500,000	505,078
Japan Finance Corporation for Municipal Enterprises,
1.550%, 02/21/12	JPY	71,000,000	776,027
1.900%, 06/22/18	JPY	40,000,000	450,747
Mexican Fixed Rate Bond,
8.000%, 12/17/15	MXN	1,500,000	126,697
8.000%, 12/07/23	MXN	3,900,000	315,911
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	190,000	177,396
Norway Government Bond,
4.250%, 05/19/17	NOK	970,000	170,914
5.000%, 05/15/15	NOK	500,000	91,351
6.000%, 05/16/11	NOK	1,715,000	300,217
6.500%, 05/15/13	NOK	910,000	170,177
Ontario, Province of, 2.950%, 02/05/15	USD	245,000	245,652
Province of Quebec, Series EMTN, 3.375%, 06/20/16	EUR	150,000	205,910
Province of Saskatchewan, 7.375%, 07/15/13	USD	225,000	261,362
Qatar Government International Bond, 4.000%, 01/20/15 (a)	USD	200,000	203,700
Republic of Hungary, 6.250%, 01/29/20	USD	75,000	79,782
Republic of Lithuania, 7.375%, 02/11/20 (a)	USD	100,000	109,455
Republic of Poland, Series EMTN, 3.000%, 09/23/14	CHF	65,000	63,280

Managers Global Bond Fund

3/31/2010

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Foreign Government Obligations—52.5% (continued)
Singapore, Government of, 2.250%, 07/01/13	SGD	685,000		$510,738
Sweden Government Bond,
Series 1046, 5.500%, 10/08/12	SEK	3,520,000		534,509
Series 1049, 4.500%, 08/12/15	SEK	1,675,000		255,085
U.K. Gilts, 4.750%, 03/04/20	GBP	510,000		821,713
Total Foreign Government Obligations (cost $12,844,080)				12,864,294
U.S. Government Obligations—5.5%
USTN, 1.000%, 10/31/11 (cost $1,359,961)	USD	1,355,000	[2]	1,359,712
Asset-Backed Securities—0.5%
COMET, Series 2004-B7, Class B7, 1.167%, 08/17/17, (04/19/10) [5] (cost $87,615)	EUR	100,000		119,100
Preferred Stocks—0.3%		Shares
FHLMC, Series Z, 8.375%*		21,825		27,718
FNMA, Series S, 8.250%*		37,350		47,434
Total Preferred Stocks (cost $1,510,919)				75,152
Short-Term Investments—7.5% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.00% #,3		1,187,000		1,187,000
BNY Institutional Cash Reserves Fund, Series B*[3,8]		38,044		8,750
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%		643,290		643,290
Total Short-Term Investments (cost $1,868,334)				1,839,040
Total Investments—103.9% (cost $26,707,965)				25,489,400
Other Assets, less Liabilities—(3.9)%				(957,585)
Net Assets—100.0%				$24,531,815

Managers Money Market Fund

March 31, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies—100.1%
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%[1]	51,327,998	$51,327,998
Total Other Investment Companies (cost $51,327,998)		51,327,998
Other Assets, less Liabilities—(0.01)%		(73,109)
Net Assets—100.0%		$51,254,889

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Essex Large Cap Growth	$12,397,704	$2,887,808	$(124,592)	$2,763,216
Special Equity	195,053,728	49,221,371	(3,165,033)	46,056,338
International Equity	113,310,825	149,999,414	(6,628,843)	8,370,571
Emerging Markets Equity	88,920,184	17,141,479	(4,510,786)	12,630,693
Bond	2,159,400,595	115,078,689	(87,157,478)	27,921,211
Global Bond	26,707,965	793,053	(2,011,618)	(1,218,565)

*	Non-income-producing security.
#	Rounds to less than 0.01%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$1,444,796	1.2%
Emerging Markets Equity	922,647	0.9
Bond	280,344,768	12.8
Global Bond	4,019,178	16.4

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
1	Yield shown for each short term investment represents the March 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
2	Some or all of these shares were out on loan to various brokers as of March 31, 2010, amounting to:

Fund	Market Value	% of Net Assets
Essex Large Cap Growth	$120,232	0.8%
Special Equity	13,978,902	6.3
International Equity	8,119,064	6.7
Emerging Markets Equity	3,622,732	3.7
Bond	19,896,595	0.9
Global Bond	1,194,217	4.9

3	Collateral received from brokers for securities lending was invested in these short-term investments.
4	Represents yield to maturity at March 31, 2010.
5	Floating Rate Security. The rate listed is as of March 31, 2010. Date in parentheses represents the security’s next coupon rate reset.
6	Variable Rate Security. The rate listed is as of March 31, 2010, and is periodically reset subject to terms and conditions set forth in the debenture.
7	Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at March 31, 2010, for the Bond Fund and Global Bond Fund amounted to $55,531,329 or 2.5% of net assets and $100,874 or 0.4% of net assets, respectively.
8	On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.
9	Convertible Securities: A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds at
March 31, 2010 for the Bond Fund and Global Bond Fund amounted to $42,606,815 or 1.9% of net assets and $62,650 or 0.3% of net assets, respectively.
10	A participatory note issued by Credit Suisse, which is linked to the Indian Security Hindalco Industries, Ltd.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.	MBIA:	MBIA Insurance Corp.
AMBAC:	American Municipal Bond Assurance Corp.	MTN:	Medium Term Note
EMTN:	European Medium Term Note	NATL-RE:	National Public Finance Guarantee Corporation
FHLMC:	Federal Home Loan Mortgage Corp.	NVDR:	Non-Voting Depository Receipt
FNMA:	Federal National Mortgage Association	USTB:	United States Treasury Bond
GDIF:	Global Debt Insurance Facility	USTN:	United States Treasury Note
GMAC:	General Motors Acceptance Corp.
GMTN:	Global Multi-Currency Note

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar	EUR:	euro	MXN:	Mexican Peso
BRL:	Brazilian Real	GBP:	British Pound	NOK:	Norwegian Krone
CAD:	Canadian Dollar	IDR:	Indonesian Rupiah	NZD:	New Zealand Dollar
CHF:	Swiss Franc	ISK:	Icelandic Krona	SEK:	Swedish Krona
DKK:	Danish Krone	JPY:	Japanese Yen	SGD:	Singapore Dollar

Futures Contracts (International Equity):

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Fund had the following open futures contracts as of March 31, 2010:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain
DJ Euro Stoxx 50	EUR	10	Long	06/18/10	$4,716

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2010, for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain
Chinese Yuan Renminbi	Long	11/16/10	$279,509	$288,228	$(8,719)
Indian Rupee	Long	09/23/10	257,652	256,326	1,326
Malaysian Ringgit	Long	09/22/10	257,990	256,101	1,889
South Korean Won	Long	06/14/10	1,277,815	1,274,401	3,414

		Total:	$2,072,966	$2,075,056	$(2,090)

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Essex Large Cap Growth Fund
Investments in Securities
Common Stocks [1]	$14,757,299	—	—	$14,757,299
Short-Term Investments	376,160	$27,461	—	403,621

Total Investments in Securities	$15,133,459	$27,461	—	$15,160,920

Special Equity Fund
Investments in Securities
Common Stocks [1]	$220,562,599	—	—	$220,562,599
Short-Term Investments	19,972,568	$574,899	—	20,547,467

Total Investments in Securities	$240,535,167	$574,899	—	$241,110,066

International Equity Fund
Investments in Securities
Common Stocks
Energy	$3,631,073	$6,063,348	—	$9,694,421
Materials	3,506,184	7,977,384	—	11,483,568
Information Technology	2,720,920	7,636,325	—	10,357,245
Financials	2,637,329	29,333,197	—	31,970,526
Health Care	1,410,352	7,581,236	—	8,991,588
Telecommunication Services	564,672	5,532,423	—	6,097,095
Consumer Discretionary	408,787	10,091,052	—	10,499,839
Industrials	—	12,898,876	—	12,898,876
Consumer Staples	—	8,493,462	—	8,493,462
Utilities	—	3,131,020	—	3,131,020
Other Equities	871,600	12,246	—	883,846
Warrants	—	665,908	—	665,908
Short-Term Investments	9,996,109	24,002	—	10,020,111

Total Investments in Securities	$25,747,026	$99,440,479	—	$125,187,505

Derivatives [2]
Equity Contracts	$4,716	—	—	$4,716

Emerging Markets Equity Fund
Investments in Securities
Materials	$6,698,441	$8,249,420	—	$14,947,861
Energy	5,936,781	8,261,352	—	14,198,133
Financials	4,541,992	21,104,625	—	25,646,617
Consumer Discretionary	2,657,055	6,809,201	—	9,466,256
Telecommunication Services	2,011,649	3,057,107	—	5,068,756
Information Technology	2,001,163	9,332,680	—	11,333,843
Consumer Staples	1,446,597	2,777,116	—	4,223,713
Health Care	1,026,438	—	—	1,026,438
Utilities	803,053	2,488,202	—	3,291,255
Industrials	735,680	5,670,262	—	6,405,942
Short-Term Investments	5,916,592	25,471	—	5,942,063

Total Investments in Securities	$33,775,441	$67,775,436	—	$101,550,877

Global Bond Fund
Investments in Securities
Corporate Bonds [3]	—	$9,232,102	—	$9,232,102
Foreign Government Obligations	—	12,864,294	—	12,864,294
U.S. Government Obligations	—	1,359,712	—	1,359,712
Asset-Backed Securities	—	119,100	—	119,100
Preferred Stocks	$75,152	—	—	75,152
Short-Term Investments	1,830,290	8,750	—	1,839,040

Total Investments in Securities	$1,905,442	$23,583,958	—	$25,489,400

Derivatives [2]
Foreign Exchange Contracts	—	$(2,090)	—	$(2,090)

Bond Fund
Investments in Securities
Corporate Bonds [3]	—	$1,540,007,670	—	$1,540,007,670
Foreign Government Obligations	—	158,853,121	—	158,853,121
U.S. Government and Agency Obligations [4]	—	221,064,704	—	221,064,704
Municipal Bonds	—	29,779,676	—	29,779,676
Preferred Stocks	$23,244,784	—	—	23,244,784
Asset-Backed Securities	—	82,004,996	—	82,004,996
Mortgage-Backed Securities	—	6,281,134	—	6,281,134
Short-Term Investments	125,705,749	379,972	—	126,085,721

Total Investments in Securities	$148,950,533	$2,038,371,273	—	$2,187,321,806

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
2	Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.
3	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
4	All U.S. Government and Agency Obligations held in the Fund are Level 2 securities. For a detailed break-out of these investments by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: May 26, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: May 26, 2010